Financial assets and liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 0	$ 1,388
Financial liabilities at fair value through profit or loss:
Contingent consideration	7,352	21,779
Warrant liabilities	8,912	5,724	$ 4,647
Total Financial Liabilities	16,264	27,503
Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	1,388
Financial liabilities at fair value through profit or loss:
Contingent consideration	7,352	21,779
Warrant liabilities	8,912	5,724
Total Financial Liabilities	16,264	27,503
Other equity securities [member]
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	1,388
Other equity securities [member] | Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Other equity securities [member] | Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Other equity securities [member] | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 0	$ 1,388